LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Long-term Borrowings [Member]	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)
Interest Expense, Long-term Debt	$ 54,481	¥ 355,908	¥ 389,926
guaranteed or collateralized		¥ 0		¥ 0